Small Cap Index Fund Investment Objectives and Goals - Small Cap Index Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Small Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the subadviser believes may provide investment results closely corresponding to the performance of the Russell 2000® Index (the “Index”).